GCAT 2025-INV3 Trust ABS-15G

Exhibit 99.6

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on behalf of its client, Blue River Mortgage III LLC. The review included a total of 923 newly originated residential mortgage loans, in connection with the securitization identified as GCAT 2025-INV3 (the “Securitization”). The Review was conducted from April 2022 to July 2025 on mortgage loans originated between February 2022 and June 2025.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors

i.	Income / Assets

●	Validate borrower(s) monthly gross income

●	Validate funds required to close, required reserves

●	Review file documentation for required level of income and asset verifications

ii.	Employment Status

●	Review file documentation for required level of employment

iii.	Monthly Mortgage Payment

●	Confirm program, qualifying rate, terms

iv.	Simultaneous Loans

●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay

v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.

●	Validate subject loan monthly payment (PITI) and associated obligations

vi.	Debts / Obligations

●	Validate monthly recurring liabilities

vii.	DTI and/or Residual Income

●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file

●	Documentation meets Appendix Q requirements for QM Loans

viii.	Credit History

●	Review credit report for credit history and required credit depth including any / all inquiries

●	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value

c.	Review borrower’s occupancy

d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower’s willingness and ability to repay the debt

f.	Confirm that Final 1003 is sufficiently completed

g.	Provide Audit 1008 with accurate data based on file documentation

h.	Confirm Loan Approval conditions were met

i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing

i.	Compare Loan Estimate and Closing Disclosures

ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:

i.	Federal High Cost Mortgage provisions

ii.	Federal Higher Priced Mortgage Loans provisions

iii.	Local and/or State Anti-predatory and High Cost provisions

iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures

i.	Service Provider List

ii.	Home Ownership Counselling Disclosure

iii.	ARM Disclosure

h.	Compliance with QM as it relates to:

i.	APR Test

ii.	Points & Fees Test

iii.	Prepayment Penalty Test

iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review

i.	Confirm transaction date, expiration date, and disbursement date

ii.	Confirm document is properly executed by all required parties to the transaction

iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in “average” condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed, and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.

c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.

d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.

e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.

f.	Ensure that the appraisal conforms to the guidelines provided from the Client.

g.	Review appraisal to ensure all required documents were included.

h.	Review location map provided within the appraisal for external obsolescence.

i.	Ensure highest and best use and zoning complies with guidelines.

j.	Confirm there are no marketability issues that affect the subject property.

k.	Ensure subject property does not suffer any functional obsolescence.

l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

m.	Additional valuation products were not required when the CU score provided was 2.5 or below or the appraisal LCA risk score was eligible for Collateral Rep and Warranty relief. In the event the CU score was greater than 2.5 or the LCA score was not eligible for R&W relief, an additional valuation product was obtained to confirm value was supported within 10% tolerance. In some instances, based on guidance from the seller, CDA’s were ordered on loans that had an acceptable CU score or R&W eligibility.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third-party valuation product.

For loans reviewed in a post-close valuation review scenario (923 loans in total):

Three hundred thirty-two (332) loans had AVMs, and one hundred thirty-five (135) loans had Desktop Reviews.

If a loan with an AVM or Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed. There were forty-three (43) occurrences of this.

Zero (0) loans had a Field Review, and seven (7) loans had an Exterior Only Appraisal Review.

Product totals may not sum due to multiple products for each loan

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the 923 mortgage loans reviewed, six hundred forty-six (646) unique mortgage loans (69.99% by loan count) had a total of four thousand two hundred sixty-three (4,263) different tape discrepancies across sixty-six (66) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Total Qualified Assets Post-Close	500	11.73%
Qualifying Total Debt Income Ratio	420	9.85%
Cash to Close	370	8.68%
Qualifying Housing Debt Income Ratio	334	7.83%
Qualifying Total Reserves Number of Months	322	7.55%
Total Qualified Assets for Reserves Post-Close	315	7.39%
All Other Payments	290	6.80%
Total Monthly Property Insurance Amount	203	4.76%
Property Address	192	4.50%
Monthly Property Tax Amount	155	3.64%
Borrower 1 Qualifying Income	135	3.17%
Interested Party Contributions	132	3.10%
Qualifying LTV	99	2.32%
Qualifying FICO	94	2.21%
Qualifying CLTV	76	1.78%
Application Date	69	1.62%
Monthly HOA $	51	1.20%
Borrower 1 Self-Employment Flag	50	1.17%
Borrower 1 Last Name	38	0.89%
Qualifying HLTV	38	0.89%
Occupancy	37	0.87%
Borrower 2 Origination FICO	29	0.68%
Borrower 2 Qualifying Income	24	0.56%
Property County	22	0.52%
Borrower 2 Self-Employment Flag	22	0.52%
Borrower 1 First Name	19	0.45%
Borrower 1 Citizen	18	0.42%
Total Closing Costs	15	0.35%
Borrower 1 Origination FICO	15	0.35%
Total Other REO Net Rental Income	15	0.35%
Borrower 2 First Name	13	0.30%
Sales Price	12	0.28%
Borrower 2 Last Name	12	0.28%

Property City	11	0.26%
Qualifying Interest Rate	10	0.23%
Borrower 1 FTHB	9	0.21%
Borrower 1 SSN	8	0.19%
Initial Monthly P&I Or IO Payment	7	0.16%
Loan Originator NMLS	6	0.14%
Borrower 3 Origination FICO	6	0.14%
Borrower 1 Birthdate	6	0.14%
Borrower 2 Citizen	5	0.12%
Property Zip Code	5	0.12%
Number of Units	5	0.12%
Loan Purpose	4	0.09%
Borrower 2 Birthdate	4	0.09%
Borrower 2 SSN	4	0.09%
Borrower 1 Marital Status	3	0.07%
Interest Rate	3	0.07%
Primary Appraised Property Value	3	0.07%
Primary Mortgage or Rent Times 30	3	0.07%
Note Date	3	0.07%
Loan Amount	3	0.07%
Term	2	0.05%
Borrower 4 Origination FICO	2	0.05%
Borrower 3 Self-Employment Flag	2	0.05%
First Payment Date	2	0.05%
Amortization Term	2	0.05%
Property State	2	0.05%
Property Type	1	0.02%
Borrower 4 Self-Employment Flag	1	0.02%
Property Rights	1	0.02%
Months Since Foreclosure	1	0.02%
Borrower 2 Marital Status	1	0.02%
Borrower 3 Qualifying Income	1	0.02%
Secondary Appraised Property Value	1	0.02%
Grand Total	4263	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample by Loan Count
Event Grade A	869	$318,879,237.00	94.15%
Event Grade B	54	$19,655,444.00	5.85%
Event Grade C	0	$0	0%
Event Grade D	0	$0	0%
Total Sample	923	$338,534,681.00	100.00%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	907	98.27%
Event Grade B	16	1.73%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	923	100.00%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	915	99.13%
Event Grade B	8	0.87%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	923	100.00%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	893	96.75%
Event Grade B	30	3.25%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	923	100.00%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	HMDA Data Tape Not Provided	910
		Third Party Fraud Report not Provided	182
		HMDA Discrepancy(s) Noted	110
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	57
		Borrower 1 Credit Report is Incomplete	47
		Audited DTI Exceeds AUS DTI	28
		Missing US Patriot Act Disclosure or ID	22
		Borrower Non-US Citizen Identification Document Missing	20
		Borrower 1 3rd Party VOE Prior to Close Missing	17
		Borrower 1 Citizenship Documentation not provided	16
		Income and Employment Do Not Meet Guidelines	14
		AUS Partially Provided	12
		Verification of Borrower Liabilities Missing or Incomplete	11
		Borrower 2 3rd Party VOE Prior to Close Missing	11
		Approval/Underwriting Summary Not Provided	10
		Hazard insurance dwelling coverage is not sufficient	10

Business Purpose Affidavit/Disclosure Missing	10
Asset Qualification Does Not Meet Guideline Requirements	9
Title Coverage is Less than Subject Lien	8
The Deed of Trust is Incomplete	7
Purchase Contract is Incomplete	7
Audited Reserves are less than AUS Required Reserves (Dollar Amount)	7
Hazard Insurance Effective Date is after the Disbursement Date	7
Audited Reserves are less than AUS Required Reserves (Number of Months)	6
Borrower 1 Executed 4506-T Missing	6
FEMA Declared Disaster - For Information Only	5
Housing History Does Not Meet Guideline Requirements	5
Borrower 2 Citizenship Documentation not provided	4
Title Document Missing	4
Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	4
Asset 1 Does Not Meet Guideline Requirements	4
Missing Taxpayer First Act Disclosure	4
Borrower 1 Paystubs Less Than 1 Month Provided	4
Purchase Contract is Missing	3
Potential Fraud Reflected on Fraud Report	3
The Final 1003 is Incomplete	3
Audited LTV Exceeds AUS LTV	3
Borrower 1 Tax Returns Not Signed	3
HO6 Master Insurance Policy is Missing	3
Rent Loss Insurance Missing	3

Missing Letter of Explanation (Income)	3
Audited AUS Interested Party Contribution Exceeds Guideline Program Maximum	3
Audited CLTV Exceeds AUS CLTV	3
Asset 2 Does Not Meet Guideline Requirements	2
SCIF Document Missing	2
Income 6 Months Income Verified is Missing	2
Borrower 2 Credit Report is Incomplete	2
Audited HCLTV Exceeds AUS HCLTV	2
Missing Verification of Mortgage	2
Asset 3 Does Not Meet Guideline Requirements	2
Asset Documents are Incomplete	2
Borrower 1 Award Letter Missing	2
ULI Number on URLA does not match ULI Number provided by the Lender	2
Borrower 1 W2/1099 Missing	2
Other Property Insurance Policy Effective Date is after the Disbursement date	2
The Total Hazard Coverage is LESS than the Required Coverage Amount	2
Borrower 1 Credit Report is Missing	2
Third Party Fraud Report Partially Provided	2
PUD Rider is Missing	2
Borrower 2 Paystubs Less Than 1 Month Provided	2
Asset 2 Missing	2
1-4 Family Rider is Missing	2
AUS Not Provided	2
Fraud Report Shows Uncleared Alerts	2

The Initial 1003 is Missing	1
All Interested Parties Not Checked with Exclusionary Lists	1
Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	1
Missing final HUD-1 from sale of non-subject property	1
Asset 3 Missing	1
Missing Income - Award Letter	1
Borrower 2 CPA Letter Missing	1
Missing Lender Income Calculation Worksheet	1
Fraud alert is present on the credit report	1
Missing Letter of Explanation (Credit)	1
Borrower 1 Business Tax Returns Less Than 24 Months Provided	1
Asset 1 Expired	1
HO6 Insurance Policy Effective Date is after the Note Date	1
Missing Payment History	1
Borrower 1 CPA Letter Missing	1
Missing Property Tax Cert	1
Missing Closing/Final Verbal VOE	1
Missing Tax Cert	1
Property Title Issue	1
Borrower 2 W2/1099 Missing	1
Asset General	1
Missing Trust Agreement	1
Purchase is not considered to be an Arm’s Length Transaction	1
Borrower 3 CPA Letter Missing	1

	Borrower 1 WVOE Missing	1
	Audited FICO is less than AUS FICO	1
	The Deed of Trust is Missing	1
	Borrower owns more financed properties than allowed per guidelines	1
	The Final 1003 is Missing	1
	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	1
	Borrower 2 Award Letter Missing	1
	Missing VOM or VOR	1
	Income 2 Months Income Verified is Missing	1
	No evidence of required debt payoff	1
	Asset 4 Does Not Meet Guideline Requirements	1
	OFAC Check Not Completed and/or Cleared	1
	Missing Credit Report Supplement	1
	DTI Exceeds AUS Maximum Allowable	1
	Missing explanation and supporting documentation for large deposit(s)	1
	Borrower 1 IRS Transcripts Missing	1
	Total Credit Grade (A) Exceptions:	1690
B	Audited DTI Exceeds AUS DTI	9
	Hazard Insurance Effective Date is after the Disbursement Date	2
	Audited Loan Amount is less than Guideline Minimum Loan Amount	2
	AUS Partially Provided	1
	Audited HCLTV Exceeds Guideline HCLTV	1
	Flood Insurance Effective Date is after the Disbursement Date	1
	HO6 Insurance Policy Effective Date is after the Note Date	1

		Audited LTV Exceeds Guideline LTV	1
		Audited CLTV Exceeds Guideline CLTV	1
		Audited LTV Exceeds AUS LTV	1
		Total Credit Grade (B) Exceptions:	20
Compliance	A	Missing Required Affiliated Business Disclosure	62
		Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	41
		Qualified Mortgage Safe Harbor Threshold	7
		Charges That Cannot Increase Test	5
		Qualified Mortgage Lending Policy Points and Fees Test	3
		Charges That In Total Cannot Increase More Than 10% Test	2
		Missing Initial Escrow Disclosure	2
		Condo Rider is Missing	2
		Homeownership Counseling Disclosure Is Missing	2
		Initial Loan Estimate Delivery Date Test (from application)	2
		Regulation § 1026.43(c)(2)(vi) failure - The consumer’s current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	1
		No Compliance Findings	1
		NC Rate Spread Home Loan Test	1
		Balloon Rider is Missing	1
		Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	1
		eSigned Documents Consent is Missing	1
		Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	1
		Collateral Protection Act, Mo. Rev. Stat. §§ 427.120; 427.125 - Collateral Protection Notice was not provided	1
		RESPA Homeownership Counseling Organizations Disclosure Date Test	1
		Late Charge Percent is greater than 6%	1

		TRID: Missing Closing Disclosure	1
		Missing Credit Score Disclosure (FACTA)	1
		Missing evidence of rate lock	1
		Total Compliance Grade (A) Exceptions:	141
	B	Charges That In Total Cannot Increase More Than 10% Test	4
		Charges That Cannot Increase Test	3
		Qualified Mortgage Safe Harbor Threshold	1
		Total Compliance Grade (B) Exceptions:	8
Property	A	Third Party Valuation Product Not Provided within 10% Tolerance	302
		FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	32
		Appraised value unsupported	14
		Condo Approval Missing	12
		HOA Questionnaire is Missing	5
		No Property Findings	4
		FEMA Post Disaster Inspection Report not Provided	3
		Subject property appraisal is not on an as-is basis (Primary Value)	3
		Property/Appraisal General	3
		Third Party Valuation Product not Provided	1
		UCDP Summary Report is Missing	1
		Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	1
		Property has been listed for sale in the past 12 months	1
		The appraiser was not licensed (Primary Value)	1
		Appraisal is Missing	1
		Property flood zone reflects property is in a Flood Zone but Special Flood Zone is marked No	1
		Total Property Grade (A) Exceptions:	385
	B	Property Inspection Waiver Used at Origination	30
		Total Property Grade (B) Exceptions:	30

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.